Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	£ 46,528	£ 60,264	£ 73,421	£ 87,356